Document and Entity Information	Apr. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2025
Entity Registrant Name	HCA HEALTHCARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-11239
Entity Tax Identification Number	27-3865930
Entity Address Address Line 1	One Park Plaza
Entity Address City Or Town	Nashville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37203
City Area Code	615
Local Phone Number	344-9551
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	HCA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000860730